Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment	Property, plant and equipment as of December 31, 2024 and 2023 were as follows:

(in thousands)	Estimated useful lives (in years)	2024	2023

Land		$24,937	$26,239
Buildings and improvements	up to 60	381,506	382,836
Machinery and equipment	3-15	284,161	309,930
Computer software	3-20	274,844	267,572
Furniture and office equipment	3-10	78,332	91,247
Construction in progress		226,155	203,978
Total property, plant and equipment		1,269,935	1,281,802
Less: Accumulated depreciation and amortization		(516,324)	(516,765)
Total property, plant and equipment, net		$753,611	$765,037